Income Taxes - Components of Income (loss) Before Provision for (benefit From) Income Taxes (Details) - OneMain Holdings, Inc. [Member] - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income (loss) before provision for (benefit from) income taxes - U.S. operations									$ 338	$ (238)	$ 859
Income before provision for income taxes - foreign operations									18	12	2
Income (loss) before provision for (benefit from) income taxes	$ 29	$ 33	$ 42	$ 252	$ (302)	$ 20	$ 13	$ 43	$ 356	$ (226)	$ 861